Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) percent	Dec. 31, 2023 USD ($) percent	Dec. 31, 2022 USD ($) percent	Dec. 31, 2021 USD ($) percent	Dec. 31, 2020 USD ($) percent
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Comp for PEO ($) (1)	Comp Actually Paid to PEO ($) (6)	Average Summary Comp for Non-PEO NEOs ($) (2)	Average Comp Actually Paid to Non-PEO NEOs ($) (6)	Value of Initial Fixed $100 Investment Based on (3):		Net Income ($)	Return on Average Tangible Common Equity (5)
					TSR ($)	Peer Group TSR ($) (4)
2024	2,896,621	3,146,985	1,209,547	1,285,047	123.34	109.09	114,868,000	13.28%
2023	3,097,841	2,361,529	1,302,528	941,214	117.37	80.70	117,390,000	15.52%
2022	3,243,899	7,593,562	1,309,681	2,091,884	134.99	83.86	125,419,000	16.85%
2021	2,511,604	3,260,091	1,128,277	1,286,641	111.05	110.39	117,655,000	16.50%
2020	2,833,364	3,339,165	1,361,521	1,104,353	89.17	72.59	64,814,000	10.42%

Company Selected Measure Name	Average Tangible Common Equity
Named Executive Officers, Footnote
(1)    Richard Smith was the Principle Executive Officer (PEO) for each of the years presented.
(2)    Non-PEO Named Executive Officers (NEOs) consisted of Peter Wiese, John Fleshood, Craig Carney and Dan Bailey for each of the years presented.

Peer Group Issuers, Footnote	The peer group used by the Company consists of the index used in the Company’s performance graph as required by item 201(e) of Regulation S-K and reported in Part II, item 5 of its annual report on Form 10-K for the fiscal year ended December 31, 2024, named the S&P Western Bank Index.
PEO Total Compensation Amount	$ 2,896,621	$ 3,097,841	$ 3,243,899	$ 2,511,604	$ 2,833,364
PEO Actually Paid Compensation Amount	$ 3,146,985	2,361,529	7,593,562	3,260,091	3,339,165
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation ‘Actually Paid’ to PEO	2024	2023	2022	2021	2020
Pension Plans
Deduction for aggregate change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	(13,537)	(138,132)	(14,658)	(14,856)	(667,023)
Increase for “Service Cost” for pension plans	74,635	68,694	550,415	559,097	1,387,189
Increase for “Prior Service Cost” or “Amendments” for pension plans	—	—	2,031,799	(6,736)	(16,833)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(690,574)	(862,084)	(867,813)	(731,456)	(736,482)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—	—	—
Fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	974,763	1,027,714	1,297,649	620,036	771,030
Vest date fair value of awards granted during year that vested during covered year	—	—	—	—	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	27,018	(242,369)	1,160,444	155,641	(92,506)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(121,941)	(590,135)	191,827	166,761	(139,574)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—	—	—
Increase based on dividends or other earnings paid during covered year	—	—	—	—	—
Total Adjustments	250,364	(736,312)	4,349,663	748,487	505,801

Non-PEO NEO Average Total Compensation Amount	$ 1,209,547	1,302,528	1,309,681	1,128,277	1,361,521
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,285,047	941,214	2,091,884	1,286,641	1,104,353
Adjustment to Non-PEO NEO Compensation Footnote	Compensation ‘actually paid’ is calculated in accordance with Item 402(v) of Regulation S-K. The tables below sets forth each adjustment made during each year presented in the table to calculate the compensation ‘actually paid’ to our PEO and NEOs during each years presented

Adjustments to Determine Average Compensation ‘Actually Paid’ to Non-PEO NEOs	2024	2023	2022	2021	2020
Pension Plans
Deduction for aggregate change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	(12,197)	(77,330)	(4,410)	(4,685)	(386,643)
Increase for “Service Cost” for pension plans	19,182	17,153	65,896	88,476	209,453
Increase for “Prior Service Cost” or “Amendments” for pension plans	—	—	27,300	(2,132)	(5,083)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(255,750)	(319,067)	(318,908)	(294,918)	(277,989)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—	—	—
Fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	361,003	380,355	499,495	249,994	291,030
Vest date fair value of awards granted during year that vested during covered year	—	—	—	—	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	12,282	(141,403)	446,676	57,883	(34,186)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(49,020)	(221,022)	66,154	63,746	(53,750)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—	—	—
Increase based on dividends or other earnings paid during covered year	—	—	—	—	—
Total Adjustments	75,500	(361,314)	782,203	158,364	(257,168)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
Net income
Total stockholder return (TSR)
Return on average tangible common equity
Pre-tax pre-provision return on average equity
Efficiency Ratio
Nonperforming Assets to Total Assets

Total Shareholder Return Amount	$ 123.34	117.37	134.99	111.05	89.17
Peer Group Total Shareholder Return Amount	109.09	80.70	83.86	110.39	72.59
Net Income (Loss)	$ 114,868,000	$ 117,390,000	$ 125,419,000	$ 117,655,000	$ 64,814,000
Company Selected Measure Amount | percent	0.1328	0.1552	0.1685	0.1650	0.1042
PEO Name	Richard Smith	Richard Smith	Richard Smith	Richard Smith	Richard Smith
Additional 402(v) Disclosure	Assumes $100 invested in our common shares on December 31, 2019 and reinvestment of all dividends.
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our non-CEO NEOs for the fiscal year ended December 31, 2024:
While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay for Performance table. Moreover, as we seek to incentivize long-term performance, the changes in compensation values as reported in the reconciling tables above and identified as “compensation that is actually paid” (as defined
	by the SEC rules) for any covered year may not specifically align with the company’s performance measures. For descriptions and additional details regarding our most important financial performance and other measures, please see the discussion in our Compensation Discussion and Analysis (CD&A) section beginning on page 30 .
Measure:: 1
Pay vs Performance Disclosure
Name	Net income
Measure:: 2
Pay vs Performance Disclosure
Name	Total stockholder return (TSR)
Measure:: 3
Pay vs Performance Disclosure
Name	Return on average tangible common equity
Non-GAAP Measure Description	Our Company-Selected Measure is Return on Average Tangible Common Equity, which is a non-GAAP measure (net income, adjusted for tax-affected amortization of intangibles, as a percent of average tangible common equity (average shareholders’ equity, less average tangible assets)). See our reconciliation at Appendix A.
Measure:: 4
Pay vs Performance Disclosure
Name	Pre-tax pre-provision return on average equity
Measure:: 5
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 6
Pay vs Performance Disclosure
Name	Nonperforming Assets to Total Assets
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 250,364	$ (736,312)	$ 4,349,663	$ 748,487	$ 505,801
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,537)	(138,132)	(14,658)	(14,856)	(667,023)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,635	68,694	550,415	559,097	1,387,189
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,031,799	(6,736)	(16,833)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	974,763	1,027,714	1,297,649	620,036	771,030
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,018	(242,369)	1,160,444	155,641	(92,506)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,941)	(590,135)	191,827	166,761	(139,574)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(690,574)	(862,084)	(867,813)	(731,456)	(736,482)
PEO | Aggregated Grant Date Fair Value of Equity Award Amounts Reported In Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Increase Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,500	(361,314)	782,203	158,364	(257,168)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,197)	(77,330)	(4,410)	(4,685)	(386,643)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,182	17,153	65,896	88,476	209,453
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	27,300	(2,132)	(5,083)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	361,003	380,355	499,495	249,994	291,030
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,282	(141,403)	446,676	57,883	(34,186)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,020)	(221,022)	66,154	63,746	(53,750)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(255,750)	(319,067)	(318,908)	(294,918)	(277,989)
Non-PEO NEO | Aggregated Grant Date Fair Value of Equity Award Amounts Reported In Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Increase Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0